Commitments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments [Abstract]
Total rent expense for operating leases	$ 12,991	$ 12,625	$ 11,193